Derivative and Other Fair Value Instruments (Details 6) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876
Total Gains (Losses)	(45,380)	(11,124)	(116,418)
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Significant Unobservable Inputs (Level 3) [Member] | Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	56,000	18,876
Long-lived assets [Member]
Assets and liabilities measured on nonrecurring basis
Long-lived assets	$ 56,000	$ 18,876